Restricted Net Assets	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Restricted Net Assets
25. Restricted net assets
The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s subsidiaries, VIEs and subsidiaries of the VIEs incorporated in PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The consolidated results of operations reflected in the consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s subsidiaries.
Under PRC law, the Company’s subsidiaries, VIEs and the subsidiaries of the VIEs located in the PRC (collectively referred as the “PRC entities”) are required to provide for certain statutory reserves, namely a general reserve, an enterprise expansion fund and a staff welfare and bonus fund. The PRC entities are required to allocate at least 10% of their after tax profits on an individual company basis as determined under PRC accounting standards to the statutory reserve and has the right to discontinue allocations to the statutory reserve if such reserve has reached 50% of registered capital on an individual company basis. In addition, the registered capital of the PRC entities is also restricted.
Under PRC regulations, the subsidiaries of the VIEs in the PRC with microloan license are required to provide a statutory reserve, which is appropriated from net income as reported in the Company’s statutory accounts. The

Company is required to allocate 1.5% of its balance of loan principal to the statutory reserve. The statutory reserves can only be used for specific purposes and not distributable as cash dividends.
Under PRC regulations, the Company’s subsidiary in the PRC with a license to provide financing guarantee service is required to provide a statutory reserve, which is appropriated from net income as reported in the Company’s statutory accounts. The Company is required to allocate
10
% of its after tax profits to the statutory reserve. The statutory reserves can only be used for specific purposes and not distributable as cash dividends.
Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the Board of Directors of the subsidiaries. The PRC entities are also subject to similar statutory reserve requirements. These reserves can only be used for specific purposes and are not transferable to the Company in the form of loans, advances or cash dividends.
Amounts restricted that include
paid-in
capital and statutory reserve funds, as determined pursuant to PRC GAAP, were RMB 5,002 million and RMB 5,314 million (US$ 834 million) as of December 31, 2020 and 2021, respectively.